Note 29 - Treasury Shares (Tables)	12 Months Ended
Dec. 31, 2019
Treasury Shares Abstract
Table of Treasury Stock
Treasury shares (Millions of euros)
	2019		2018		2017
	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros	Number of Shares	Millions of Euros
Balance at beginning	47,257,691	296	13,339,582	96	7,230,787	48
+ Purchases	214,925,699	1,088	279,903,844	1,683	238,065,297	1,674
- Sales and other changes	(249,566,201)	(1,298)	(245,985,735)	(1,505)	(231,956,502)	(1,622)
+/- Derivatives on BBVA shares	-	(23)	-	23	-	(4)
Balance at the end	12,617,189	62	47,257,691	296	13,339,582	96
Held by Corporación General Financiera, S.A.	12,617,189	62	47,257,691	296	13,339,582	96
Average purchase price in Euros	5.06	-	6.11	-	7.03	-
Average selling price in Euros	5.20	-	6.25	-	6.99	-
Net gain or losses on transactions (Shareholders' funds-Reserves)		13		(24)		1

Table of Percentaje Treasury Stock
Treasury Stock
	2019			2018			2017
	Min	Max	Closing	Min	Max	Closing	Min	Max	Closing
% treasury stock	0.138%	0.746%	0.213%	0.200%	0.850%	0.709%	0.004%	0.278%	0.200%

Shares Accepted In Pledge
Shares of BBVA accepted in pledge
	2019	2018	2017
Number of shares in pledge	43,018,382	61,632,832	64,633,003
Nominal value	0.49	0.49	0.49
% of share capital	0.65%	0.92%	0.97%

Shares Owned By Third Parties But Managed By The Group
Shares of BBVA owned by third parties but managed by the Group
	2019	2018	2017
Number of shares owned by third parties	23,807,398	25,306,229	34,597,310
Nominal value	0.49	0.49	0.49
% of share capital	0.36%	0.38%	0.52%